Long-Term Debt - Summary of Trust Preferred Securities Issued by Trusts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Trust-preferred securities issued by the trust	$ 312		$ 330
Assets of the trust	809	[1]	825	[1]
Translated from Sterling into U.S. dollars on a basis of U.S. to Pound Sterling, rate of exchange	1.56		1.65
Mellon Capital I I I
Debt Instrument [Line Items]
Trust-preferred securities issued by the trust	312	[2]	330	[3]
Interest rate (percent)	6.37%	[2]	6.37%	[3]
Assets of the trust	309	[1],[2]	325	[1],[3]
Due date	2036	[2]	2036	[3]
Call date	2016	[2]	2016	[3]
MEL Capital IV
Debt Instrument [Line Items]
Trust-preferred securities issued by the trust	0		0
Interest rate (percent)	0.00%		0.00%
Assets of the trust	$ 500	[1]	$ 500	[1]
Call price (percent)			0.00%

[1]	Represents junior subordinated deferrable interest debentures of BNY Mellon in the case of MEL Capital III and BNY Mellon’s Series A preferred stock in the case of MEL Capital IV.
[2]	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.56 to £1, the rate of exchange on Dec. 31, 2014.
[3]	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.65 to £1, the rate of exchange on Dec. 31, 2013.